Other payables - Current other payables (Details) - GBP (£) £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Other Payables [Abstract]
Accruals	£ 16,232	£ 15,801
Other payables	1,301	814
Other taxation and social security	4,404	2,830
Corporation tax	179	10
Other Payables	£ 22,116	£ 19,455